Segment Information (Details) - Schedule of segment information - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues:
Cheers App Internet Business		$ 144,045	$ 135,263	$ 83,573
Traditional Media Business		13,034	17,749	40,190
Total consolidated net revenues		157,079	153,012	123,763
Operating income:
Cheers APP Internet Business		24,510	32,081	24,343
Traditional Media Business		2,218	4,210	11,707
Total segment operating income		26,728	36,291	36,050
Unallocated item	[1]	(2)	(4)	(5,381)
Total consolidated operating income		$ 26,726	$ 36,287	$ 30,669

[1]	The unallocated item for the years ended December 31, 2020, 2021 and 2022 presents the share-based compensation for employees, which is not allocated to segments.